Victory Variable Insurance Funds (CIK  0001068663)

This submission is being made solely to obtain identifiers for shares of the following Series and Classes which are being registered.

• Victory RS Large Cap Alpha VIP Series	Class I

• Victory RS Small Cap Growth Equity VIP Series	Class I

• Victory RS International VIP Series	Class I

• Victory RS Emerging Markets VIP Series	Class I

• Victory INCORE Investment Quality Bond VIP Series	Class I

• Victory INCORE Low Duration Bond VIP Series	Class I

• Victory High Yield VIP Series	Class I

• Victory S&P 500 Index VIP Series	Class I

Any questions on this submission should be directed to Erin Wagner of Victory Funds, telephone number 216-898-2526.